Derivative instruments (Detail) - CHF (SFr) SFr in Millions		Jun. 30, 2018		Mar. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Derivative [Line Items]
Derivative financial assets		SFr 121,604	[1],[2]	SFr 113,333	[1],[2]	SFr 118,227	SFr 118,227	[1],[2]
Notional values related to derivative financial assets	[1],[2],[3]	4,533,000		4,382,000			4,063,000
Derivative financial liabilities		119,223	[1],[2]	111,945	[1],[2]	SFr 116,191	116,133	[1],[2]
Notional values related to derivative financial liabilities	[1],[2],[3]	4,371,000		4,197,000			3,878,000
Other notional values	[1],[2],[4]	11,435,000		11,273,000			10,555,000
Derivative loan commitments		0		100			0
Derivative loan commitments, notional amounts		8,100		3,900			5,300
Interest rate contracts
Derivative [Line Items]
Derivative financial assets	[1]	38,800	[5]	41,200			44,000
Notional values related to derivative financial assets	[1],[3]	1,169,000	[5]	1,231,000			1,142,000
Derivative financial liabilities	[1]	34,000	[5]	36,300			38,400
Notional values related to derivative financial liabilities	[1],[3]	1,093,000	[5]	1,103,000			1,044,000
Other notional values	[1],[4]	11,322,000	[5]	11,173,000			10,462,000
Credit derivative contracts
Derivative [Line Items]
Derivative financial assets	[1]	2,100	[5]	2,400			2,800
Notional values related to derivative financial assets	[1],[3]	81,000	[5]	88,000			92,000
Derivative financial liabilities	[1]	3,200	[5]	3,400			3,800
Notional values related to derivative financial liabilities	[1],[3]	83,000	[5]	93,000			98,000
Other notional values	[1],[4]	0	[5]	0			1,000
Foreign exchange contracts
Derivative [Line Items]
Derivative financial assets	[1]	53,700	[5]	42,600			47,100
Notional values related to derivative financial assets	[1],[3]	2,736,000	[5]	2,547,000			2,389,000
Derivative financial liabilities	[1]	53,600	[5]	42,400			45,500
Notional values related to derivative financial liabilities	[1],[3]	2,588,000	[5]	2,445,000			2,193,000
Other notional values	[1],[4]	1,000	[5]	0			0
Equity / index contracts
Derivative [Line Items]
Derivative financial assets	[1]	24,900	[5]	25,000			22,200
Notional values related to derivative financial assets	[1],[3]	446,000	[5]	412,000			380,000
Derivative financial liabilities	[1]	26,500	[5]	27,800			26,700
Notional values related to derivative financial liabilities	[1],[3]	530,000	[5]	474,000			487,000
Other notional values	[1],[4]	101,000	[5]	91,000			83,000
Commodity contracts
Derivative [Line Items]
Derivative financial assets	[1]	1,600	[5]	1,400			1,700
Notional values related to derivative financial assets	[1],[3]	44,000	[5]	39,000			33,000
Derivative financial liabilities	[1]	1,400	[5]	1,200			1,600
Notional values related to derivative financial liabilities	[1],[3]	39,000	[5]	39,000			37,000
Other notional values	[1],[4]	11,000	[5]	9,000			8,000
Unsettled purchases of non-derivative financial instruments
Derivative [Line Items]
Derivative financial assets	[1],[6]	200	[5]	400			100
Notional values related to derivative financial assets	[1],[3],[6]	26,000	[5]	36,000			12,000
Derivative financial liabilities	[1],[6]	200	[5]	300			100
Notional values related to derivative financial liabilities	[1],[3],[6]	18,000	[5]	15,000			11,000
Unsettled sales of non-derivative financial instruments
Derivative [Line Items]
Derivative financial assets	[1],[6]	300	[5]	300			100
Notional values related to derivative financial assets	[1],[3],[6]	31,000	[5]	28,000			15,000
Derivative financial liabilities	[1],[6]	300	[5]	500			100
Notional values related to derivative financial liabilities	[1],[3],[6]	SFr 20,000	[5]	SFr 28,000			SFr 9,000

[1]
Derivative financial liabilities as of 30 June 2018 include CHF 0.0 billion related to derivative loan commitments (31 March 2018: CHF 0.1 billion; 31 December 2017: CHF 0.0 billion). No notional amounts related to these commitments are included in this table but they are disclosed within Note 16 under Loan commitments with a committed amount of CHF 8.1 billion as of 30 June 2018 (31 March 2018: CHF 3.9 billion; 31 December 2017: CHF 5.3 billion).

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

[3]
In cases where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional values of the netted derivative financial instruments are still presented on a gross basis.

[4]
Other notional values relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for all periods presented.

[5]
Upon adoption of IFRS 9 on 1 January 2018, certain forward starting repurchase and reverse repurchase agreements have been classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 30 June 2018 or 31 March 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 16 under Forward starting transactions.

[6]	Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as derivative financial instruments.